COMBINED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets [Abstract]
Equity securities	$ 1,253,000,000
Total, net of allowance	5,888,000,000	$ 390,000,000
Financing receivable, after allowance for credit loss	1,144,000,000	294,000,000
Amount	1,036,000,000	0
Real Estate Funds	1,671,000,000	263,000,000
Policy Loans Receivable	374,000,000	0
Short-Term Investments	2,402,000,000	1,203,000,000
Investments and Other Noncurrent Assets	211,000,000	490,000,000
Investments	30,295,000,000	5,418,000,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	2,145,000,000	393,000,000
Accrued Investment Income Receivable	341,000,000	20,000,000
Deferred Policy Acquisition Cost	1,585,000,000	710,000,000
Funds Held under Reinsurance Agreements, Asset	5,812,000,000	4,801,000,000
Premiums and Other Receivables, Net	436,000,000	0
Deferred Income Tax Assets, Net	490,000,000	44,000,000
Reinsurance Recoverables, Gross	589,000,000	174,000,000
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	194,000,000	2,000,000
Other Assets	405,000,000	15,000,000
Goodwill	121,000,000	0
Separately managed accounts	1,045,000,000	0
Assets	43,458,000,000	11,577,000,000
Liabilities
Total future policy benefits	8,011,000,000	2,330,000,000
Policyholder Contract Deposit	20,141,000,000	4,677,000,000
Policy and contract claims	1,786,000,000	0
Deposit liabilities	1,657,000,000	1,682,000,000
Liability	124,000,000	68,000,000
Unearned Premiums	1,086,000,000	0
Other Policyholder Funds	322,000,000	0
Notes Payable	151,000,000	0
Corporate borrowings	2,160,000,000	693,000,000
Subsidiary borrowings	1,492,000,000	0
Reinsurance Payable	151,000,000	167,000,000
Separate account liabilities	1,045,000,000	0
Liabilities, Total	39,193,000,000	10,232,000,000
Commitment and contingencies
Redeemable junior preferred shares, par value $25 per share (100,460,280 shares outstanding)	2,580,000,000	0
Equity [Abstract]
Preferred Stock, Value, Issued	1,245,000,000	806,000,000
Equity, Attributable to Noncontrolling Interest	8,000,000	0
Equity, Including Portion Attributable to Noncontrolling Interest	1,685,000,000	1,345,000,000
Liabilities and Equity	43,458,000,000	11,577,000,000
Nonrelated Party
Liabilities
Other Liabilities	826,000,000	149,000,000
Related Party
Liabilities
Other Liabilities	241,000,000	466,000,000
Class A exchangeable shares and Class B
Equity [Abstract]
Common stock, issued	432,000,000	$ 539,000,000
Fixed Maturities
Assets [Abstract]
Carrying Value / Fair Value	$ 16,316,000,000